Nature of Operations and Continuance of Business (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue	$ 269,355	$ 2,554	$ 329,885	$ 7,880	$ 26,215	$ 49,519
Working capital					3,635,161
Accumulated deficit	$ 23,613,570		$ 23,613,570		$ 7,977,367	$ 7,011,482